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                       Seward & Kissel LLP
                       1200 G Street, N.W.
                            Suite 350
                     Washington, D.C.  20005


                                       November 14, 2001



VIA EDGAR
----------
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

              Re:  Alliance Municipal Trust
                   (File Nos.  2-79807 and 811-3586)
                   Alliance Capital Reserves
                   (File Nos.  2-61564 and 811-2835)
                   Alliance Government Reserves
                   (File Nos.  2-63315 and 811-2889)

Dear Sir or Madam:

         On behalf of the above-referenced funds (the "Funds"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Statements of Additional Information for the Funds that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to each Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on October 30, 2001.

                                       Sincerely,


                                       /s/ Paul M. Miller
                                       --------------------------
                                           Paul M. Miller









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